STOCK OPTION PLANS (Details Textual) - USD ($)		1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 15, 2012	Aug. 31, 2014	Nov. 30, 2012	Jul. 31, 2012	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total					$ 2,732	$ 1,510,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					2 years 8 months 12 days	2 years 6 months
Percentage Of Forfeiture Rate					0.00%
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						26,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 12.00
Chief Financial Officer [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						13,333
Chief Financial Officer [Member] | Market Based Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						13,333
Stock Plan 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					307,466	307,466
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 0.08	$ 0.52
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						8,977
Preferred Stock Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,248,000		1,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 1.61	$ 0.0237
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						512,500
Stock Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		1,025,868
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,025,868
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						968,534